Intangible Assets - Changes in Other Intangible Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	¥ 605,977	¥ 562,177
Additions	149,003	136,154
Acquisition of subsidiaries and businesses	24,518	57,427
Disposals	(3,576)	(5,197)
Amortization	(159,292)	(149,279)
Impairment losses	(28,689)	(4,041)	¥ (7,059)
Exchange differences	(11,059)	597
Others	3,013	8,139
Carrying amount ending balance	591,650	605,977	562,177
Adjustment on adoption of IFRS 16	11,755
Restated Balance [Member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	617,732
Carrying amount ending balance		617,732
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	1,384,834	1,264,315
Carrying amount ending balance	1,464,968	1,384,834	1,264,315
Gross carrying amount [member] | Restated Balance [Member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	1,396,589
Carrying amount ending balance		1,396,589
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	(778,857)	(702,138)
Carrying amount ending balance	(873,318)	(778,857)	(702,138)
Accumulated depreciation, amortisation and impairment [member] | Restated Balance [Member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	(778,857)
Carrying amount ending balance		(778,857)
Internally generated [member] | Restated Balance [Member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	302,081
Carrying amount ending balance		302,081
Internally generated [member] | Gross carrying amount [member] | Restated Balance [Member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	697,480
Carrying amount ending balance		697,480
Internally generated [member] | Accumulated depreciation, amortisation and impairment [member] | Restated Balance [Member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	(395,399)
Carrying amount ending balance		(395,399)
Purchased [member] | Restated Balance [Member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	129,054
Carrying amount ending balance		129,054
Purchased [member] | Gross carrying amount [member] | Restated Balance [Member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	358,130
Carrying amount ending balance		358,130
Purchased [member] | Accumulated depreciation, amortisation and impairment [member] | Restated Balance [Member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	(229,076)
Carrying amount ending balance		(229,076)
Software [member] | Internally generated [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	302,081	293,517
Additions	97,895	93,834
Acquisition of subsidiaries and businesses		3,705
Disposals	(241)	(3,020)
Amortization	(90,154)	(88,322)
Exchange differences	(174)	53
Others	(2,349)	2,314
Carrying amount ending balance	307,058	302,081	293,517
Software [member] | Internally generated [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	697,480	650,632
Carrying amount ending balance	726,459	697,480	650,632
Software [member] | Internally generated [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	(395,399)	(357,115)
Carrying amount ending balance	(419,401)	(395,399)	(357,115)
Software [member] | Purchased [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	129,054	125,565
Additions	42,435	38,518
Acquisition of subsidiaries and businesses	165	252
Disposals	(1,792)	(1,637)
Amortization	(44,129)	(41,798)
Impairment losses	(8)
Exchange differences	(2,613)	522
Others	10,237	7,632
Carrying amount ending balance	133,349	129,054	125,565
Software [member] | Purchased [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	358,130	340,593
Carrying amount ending balance	379,524	358,130	340,593
Software [member] | Purchased [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	(229,076)	(215,028)
Carrying amount ending balance	(246,175)	(229,076)	(215,028)
Contractual customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	92,074	90,455
Acquisition of subsidiaries and businesses	4,271	12,845
Amortization	(11,652)	(11,226)
Impairment losses	(7,262)
Exchange differences	(2,334)
Carrying amount ending balance	75,097	92,074	90,455
Contractual customer relationships [member] | Restated Balance [Member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	92,074
Carrying amount ending balance		92,074
Contractual customer relationships [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	185,795	172,950
Carrying amount ending balance	187,705	185,795	172,950
Contractual customer relationships [member] | Gross carrying amount [member] | Restated Balance [Member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	185,795
Carrying amount ending balance		185,795
Contractual customer relationships [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	(93,721)	(82,495)
Carrying amount ending balance	(112,608)	(93,721)	(82,495)
Contractual customer relationships [member] | Accumulated depreciation, amortisation and impairment [member] | Restated Balance [Member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	(93,721)
Carrying amount ending balance		(93,721)
Trademarks [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	12,858	11,573
Acquisition of subsidiaries and businesses		9,706
Amortization	(2,741)	(4,401)
Impairment losses		(4,020)
Exchange differences	(1,475)
Carrying amount ending balance	8,642	12,858	11,573
Trademarks [member] | Restated Balance [Member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	12,858
Carrying amount ending balance		12,858
Trademarks [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	55,822	46,116
Carrying amount ending balance	54,329	55,822	46,116
Trademarks [member] | Gross carrying amount [member] | Restated Balance [Member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	55,822
Carrying amount ending balance		55,822
Trademarks [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	(42,964)	(34,543)
Carrying amount ending balance	(45,687)	(42,964)	(34,543)
Trademarks [member] | Accumulated depreciation, amortisation and impairment [member] | Restated Balance [Member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	(42,964)
Carrying amount ending balance		(42,964)
Other intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	69,910	41,067
Additions	8,673	3,802
Acquisition of subsidiaries and businesses	20,082	30,919
Disposals	(1,543)	(540)
Amortization	(10,616)	(3,532)
Impairment losses	(21,419)	(21)
Exchange differences	(4,463)	22
Others	(4,875)	(1,807)
Carrying amount ending balance	67,504	69,910	41,067
Adjustment on adoption of IFRS 16	11,755
Other intangibles [member] | Restated Balance [Member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	81,665
Carrying amount ending balance		81,665
Other intangibles [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	87,607	54,024
Carrying amount ending balance	116,951	87,607	54,024
Other intangibles [member] | Gross carrying amount [member] | Restated Balance [Member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	99,362
Carrying amount ending balance		99,362
Other intangibles [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	(17,697)	(12,957)
Carrying amount ending balance	(49,447)	(17,697)	¥ (12,957)
Other intangibles [member] | Accumulated depreciation, amortisation and impairment [member] | Restated Balance [Member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	¥ (17,697)
Carrying amount ending balance		¥ (17,697)